Commitments and Contingencies - Rental Expense and Sublease Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental Expense, Net
Rental expense	$ 17.0	$ 16.8	$ 18.6
Sublease rental income	(4.2)	(3.5)	(2.3)
Net rental expense	$ 12.8	$ 13.3	$ 16.3